Loans Receivable and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2025
Loans and Leases Receivable Disclosure [Line Items]
Loans Receivable and Allowance for Credit Losses
(7)	Loans Receivable and Allowance for Credit Losses
Loans receivable at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
	(In thousands)
Real estate loans:
One-to-four family	$2,558,252	$2,710,937
Multifamily	1,677,613	1,460,641
Commercial real estate	2,513,260	2,339,883
Construction	469,438	473,573
Commercial business loans	766,792	622,000
Consumer loans:
Home equity loans and advances	255,126	259,009
Other consumer loans	2,895	3,404

Total gross loans	8,243,376	7,869,447
PCD loans	10,442	11,686
Net deferred loan costs, fees and purchased premiums and discounts	38,192	35,795

Loans receivable	$8,292,010	$7,916,928

The Company had no loans
held-for-sale
at December 31, 2025 and 2024. During the year ended December 31, 2025, the Company sold $16.1 million, $10.9 million, and $8.6 million of one-to-four
family real estate loans, construction loans, and SBA loans included in commercial business loans held-for
sale, respectively, resulting in gross gains of $899,000 and gross losses of $100,000. During the year ended December 31, 2024, the Company sold $8.9 million, $3.3 million, and $6.8 million of one-to-four
family real estate loans, construction loans, and SBA loans included in commercial business loans held-for
sale, respectively, resulting in gross gains of $906,000 and no gross losses. During the year ended December 31, 2023, the Company sold $73.4 million, $21.4 million, $8.1 million, and $18.4 million of one-to-four
family real estate loans and home equity loans, commercial real estate loans, construction loans, and SBA loans included in commercial business loans held-for-sale,
respectively, resulting in gross gains of $2.3 million and gross losses of $1.0 million.
During the year ended December 31, 2025, the Company purchased $130.9 million in equipment finance loans, included in commercial business loans, and $20.0 million in construction loan participations from a third-party. During the year ended December 31, 2024, the Company purchased $78.7 million of commercial real estate and participation loans from a third party financial institution. During the year ended December 31, 2023, the Company purchased a $14.7 million commercial real estate participation loan from a third party.
The Company has entered into guarantor swaps with Freddie Mac which results in improved liquidity. During the year ended December 31, 2025, the Company exchanged $13.3 million of loans for Freddie Mac mortgage participation certificates, resulting in gross gains of $129,000, and no gross losses. During the years ended December 31, 2024 and 2023, no loans were exchanged for Freddie Mac mortgage participation certificates. The Company retained the servicing of these loans.
At December 31, 2025 and 2024, the carrying value of loans serviced by the Company for investors was $494.8 million and $503.9 million, respectively. These loans are not included in the Consolidated Statements of Financial Condition. Servicing income totaled $1.4 million for each of the years ended December 31, 2025, 2024 and 2023, respectively.
The Company has granted loans to certain officers and directors of the Company and its subsidiaries and to their associates. At December 31, 2025 and 2024, such loans totaled approximately $2.2 million and $2.6 million, respectively. During the years ended December 31, 2025 and 2024, no new loans were granted to related parties. During the year ended December 31, 2023, one new loan was granted to a related party totaling $100,000. These loans are performing in accordance with their original terms.

The following tables summarize the aging of loans receivable by portfolio segment, including non-accrual
loans and excluding PCD loans, at December 31, 2025 and 2024:

	December 31, 2025
	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Non-accrual	Current	Total
	(In thousands)
Real estate loans:
One-to-four family	$13,886	$5,652	$4,545	$24,083	$9,787	$2,534,169	$2,558,252
Multifamily	2,083	10,595	300	12,978	—	1,664,635	1,677,613
Commercial real estate	8,072	320	4,827	13,219	5,766	2,500,041	2,513,260
Construction	—	—	5,923	5,923	5,923	463,515	469,438
Commercial business loans	11,990	1,408	11,005	24,403	15,281	742,389	766,792
Consumer loans:
Home equity loans and advances	566	175	1,018	1,759	1,243	253,367	255,126
Other consumer loans	1	3	—	4	—	2,891	2,895

Total loans	$36,598	$18,153	$27,618	$82,369	$38,000	$8,161,007	$8,243,376

	December 31, 2024
	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Non-accrual	Current	Total
	(In thousands)
Real estate loans:
One-to-four family	$11,685	$6,250	$3,729	$21,664	$8,750	$2,689,273	$2,710,937
Multifamily	13,626	—	—	13,626	—	1,447,015	1,460,641
Commercial real estate	4,394	632	—	5,026	2,920	2,334,857	2,339,883
Construction	6,205	—	—	6,205	—	467,368	473,573
Commercial business loans	3,713	2,643	2,365	8,721	9,785	613,279	622,000
Consumer loans:
Home equity loans and advances	1,026	372	126	1,524	246	257,485	259,009
Other consumer loans	—	3	—	3	—	3,401	3,404

Total loans	$40,649	$9,900	$6,220	56,769	$21,701	$7,812,678	$7,869,447

The Company considers a loan to be delinquent when we have not received a payment within 30 days of its contractual due date, or when the Company does not expect to receive all principal and interest payments owed substantially in accordance with the terms of the loan agreement, regardless of the past due status.
Non-accruing
loans are returned to accrual status after there has been a sustained period of repayment performance and both principal and interest are deemed collectible. The Company identifies loans that may need to be charged-off
as a loss by reviewing all delinquent loans, classified loans and other loans for which management may have concerns about collectability.
At December 31, 2025 and 2024,
non-accrual
loans totaled $38.0 million and $21.7 million, respectively. Included in non-accrual
loans at December 31, 2025 and 2024, are 38 and 31 loans totaling $10.4 million and $15.5 million which are less than 90 days in arrears.
If
non-accrual
loans had performed in accordance with their original terms, interest income would have increased by $3.3 million, $1.5 million, and $909,000 for the years ended December 31, 2025, 2024 and 2023, respectively. The amount of cash basis interest income that was recognized on these loans during the years ended December 31, 2025, 2024 and 2023, was $1.0 million, $821,000, and $358,000, respectively.
At December 31, 2025 and 2024, there were no loans past due 90 days or more still accruing interest.
PCD loans were loans acquired at a discount primarily due to deteriorated credit quality. These loans were initially recorded at fair value at acquisition, based upon the present value of expected future cash flows, with no related allowance for credit losses. Loans acquired in a business combination are recorded in accordance with ASC Topic 326, which requires loans as of the acquisition date, which have experienced a more than insignificant deterioration in credit quality since origination, to be classified as PCD loans.
At December 31, 2025 and 2024, PCD loans acquired in the Stewardship Financial Corporation acquisition totaled $1.1 million and $1.2 million, respectively, PCD loans acquired in the Freehold Bank acquisition totaled $44,000 and $241,000, respectively, and PCD loans acquired in the RSI Bank acquisition totaled $8.3 million and $10.3 million, respectively. PCD loans acquired in 2025 in conjunction with the purchase of equipment finance loans totaled $1.0 million at December 31, 2025, and charge-offs related to these purchased loans totaled $3.2 million during the year ended December 31, 2025.
We may obtain physical possession of real estate collateralizing a residential mortgage loan via foreclosure. At December 31, 2025, the Company held no real estate owned. At December 31, 2024, the Company held one commercial property with a carrying value of $1.3 million in other real estate owned, which was sold in June 2025. At December 31, 2025, we had nine residential mortgage loans with carrying values totaling $2.5 million and four home equity loans with carrying value totaling $585,000, collateralized by residential real estate, which were in the process of foreclosure. At December 31, 2024, we had four residential mortgage loans with carrying values totaling $1.1 million collateralized by residential real estate which were in the process of foreclosure.
The balance of the allowance for credit losses is based on expected loss methodology, referred to as the “CECL” methodology. The loan portfolio segmentation includes seven portfolio segments taking into consideration common loan attributes and risk characteristics, as well as historical reporting metrics and data availability. Accrued interest receivable on loans receivable is reported as a component of accrued interest receivable in the Consolidated Statements of Financial Condition, which totaled $34.7 million and $33.5 million at December 31, 2025 and 2024, respectively, and is excluded from the estimate of credit losses.
The Allowance for Credit Losses (“ACL”) is established through the provision for credit losses that are charged to income, which is based upon an evaluation of estimated losses in the current loan portfolio, including the evaluation of individually analyzed loans. Charge-offs against the ACL are taken on loans where management determines that the collection of loan principal and interest is unlikely. Recoveries made on loans that have been charged-off
are credited to the ACL. Although we believe we have established and maintained the ACL on loans at appropriate levels, changes in reserves may be necessary if actual economic and other conditions differ substantially from the forecast used in estimating the ACL.

The following tables summarize loans receivable (including PCD loans) and allowance for credit losses by portfolio segment and impairment method at December 31, 2025 and 2024:

	December 31, 2025
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Allowance for credit losses:
Individually analyzed loans	$—	$—	$—	$—	$—	$—	$—	$—
Collectively analyzed loans	13,280	10,647	18,563	6,617	16,753	1,289	6	67,155
Loans acquired with deteriorated credit quality	3	—	29	—	14	—	—	46

Total	$13,283	$10,647	$18,592	$6,617	$16,767	$1,289	$6	$67,201

Total loans:
Individually analyzed loans	$10,988	$300	$5,492	$5,923	$13,658	$1,262	$—	$37,623
Collectively analyzed loans	2,547,264	1,677,313	2,507,768	463,515	753,134	253,864	2,895	8,205,753
Loans acquired with deteriorated credit quality	1,267	—	7,891	—	1,284	—	—	10,442

Total loans	$2,559,519	$1,677,613	$2,521,151	$469,438	$768,076	$255,126	$2,895	$8,253,818

	December 31, 2024
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Allowance for credit losses:
Individually analyzed loans	$—	$—	$—	$—	$—	$—	$—	$—
Collectively analyzed loans	13,169	9,542	15,940	6,703	13,112	1,452	7	59,925
Loans acquired with deteriorated credit quality	4	—	29	—	—	—	—	33

Total	$13,173	$9,542	$15,969	$6,703	$13,112	$1,452	$7	$59,958

Total loans:
Individually analyzed loans	$9,167	$5,743	$7,517	$—	$15,184	$331	$—	$37,942
Collectively analyzed loans	2,701,770	1,454,898	2,332,366	473,573	606,816	258,678	3,404	7,831,505
Loans acquired with deteriorated credit quality	1,815	—	9,425	—	300	146	—	11,686

Total loans	$2,712,752	$1,460,641	$2,349,308	$473,573	$622,300	$259,155	$3,404	$7,881,133

Modifications made to borrowers experiencing financial difficulty may include principal or interest forgiveness, forbearance, interest rate reductions, term extensions, or a combination of these events intended to minimize economic loss and to avoid foreclosure or repossession of collateral.
The following tables presents the modifications of loans to borrowers experiencing financial difficulty that were modified during the years ended December 31, 2025, 2024, and 2023:

	For the Year Ended December 31, 2025
	Amortized Cost	Interest Rate Reduction	Term Extension	Combination of Term Extension and Interest Rate Reduction	% of Total Class of Loans Receivable
	(Dollars in thousands)
Commercial real estate	$12,385	$—	$9,395	$2,990	0.49%
Commercial business	11,771	673	7,000	4,098	1.54

Total loans	$24,156	$673	$16,395	$7,088	0.29%

	For the Year Ended December 31, 2024
	Amortized Cost	Interest Rate Reduction	Term Extension	% of Total Class of Loans Receivable
	(Dollars in thousands)
Commercial real estate	$1,536	$1,536	$—	0.07%
Commercial business	5,630	—	5,630	0.91

Total loans	$7,166	$1,536	$5,630	0.09%

	For the Year Ended December 31, 2023
	Amortized Cost	Term Extension	Combination of Term Extension, Interest Rate Reduction and Principal Forgiveness	% of Total Class of Loans Receivable
	(Dollars in thousands)
Commercial real estate	$1,038	$1,038	$—	—%
Construction	2,317	2,317	—	0.50
Commercial business	5,240	240	5,000	1.00

Total loans	$8,595	$3,595	$5,000	0.10%

The following table describes the types of modifications of loans to borrowers experiencing financial difficulty during the years ended December 31, 2025, 2024, and 2023:

For the Year Ended December 31, 2025
Type of Modifications
Commercial real estate	Term extensions ranging between 15 and 17 months
Commercial business	Interest rate reduction and/or term extensions ranging between 12 and 60 months

For the Year Ended December 31, 2024
Type of Modifications
Commercial real estate	Interest rate reduction
Commercial business	Term extensions ranging between 15 and 60 months

For the Year Ended December 31, 2023
Type of Modifications
Commercial real estate	12 month term extension
Construction	12 month term extension
Commercial business	12 month term extension, interest rate reduction, and/or principal forgiveness
The Company closely monitors the performance of modifications of loans to borrowers experiencing financial difficulty to understand the effectiveness of these modification efforts. During 2025, the Company extended an additional $1.0 million of credit to provide additional working capital to supplement reduced federal funding support, to a commercial business customer whose loan had been previously modified. The Company did not extend any commitments to lend additional funds to borrowers experiencing financial difficulty whose loans had been modified during the years ended December 31, 2024 and 2023.
The following tables presents the aging analysis of modifications of loans to borrowers experiencing financial difficulty at December 31, 2025, 2024, and 2023:

	December 31, 2025
	Current	30-59 Days	60-89 Days	90 Days or More	Non-accrual	Total
	(In thousands)
Commercial real estate	$12,328	$—	$—	$—	$—	$12,328
Commercial business	10,488	—	—	—	1,308	11,796

Total loans	$22,816	$—	$—	$—	$1,308	$24,124

	December 31, 2024
	Current	30-59 Days	60-89 Days	90 Days or More	Non-accrual	Total
	(In thousands)
Commercial real estate	$1,520	$—	$—	$—	$1,029	$2,549
Commercial business	1,759	39	—	—	2,050	3,848

Total loans	$3,279	$39	$—	$—	$3,079	$6,397

	December 31, 2023
	Current	30-59 Days	60-89 Days	90 Days or More	Non-accrual	Total
	(In thousands)
Commercial real estate	$1,035	$—	$—	$—	$—	$1,035
Construction	2,317	—	—	—	—	2,317
Commercial business	—	—	4,917	—	237	5,154

Total loans	$3,352	$—	$4,917	$—	$237	$8,506

The activity in the allowance for credit losses on loans for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Balance at beginning of period	$59,958	$55,096	$52,803
Initial allowance related to PCD loans	3,202	—	—
Provision for credit losses	9,822	14,451	4,787
Recoveries	1,443	609	1,000
Charge-offs	(7,224)	(10,198)	(3,494)

Balance at end of period	$67,201	$59,958	$55,096

The activity in the allowance for credit losses by portfolio segment for the years ended December 31, 2025, 2024, and 2023, are as follows:

	For the Year Ended December 31, 2025
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Balance at beginning of period	$13,173	$9,542	$15,969	$6,703	$13,112	$1,452	$7	$59,958
Initial allowance related to PCD loans	—	—	—	—	3,202	—	—	3,202
Provision for (reversal of) credit losses	37	1,105	2,741	(36)	6,071	(253)	157	9,822
Recoveries	73	—	1	3	1,269	90	7	1,443
Charge-offs	—	—	(119)	(53)	(6,887)	—	(165)	(7,224)

Balance at end of period	$13,283	$10,647	$18,592	$6,617	$16,767	$1,289	$6	$67,201

	For the Year Ended December 31, 2024
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Balance at beginning of period	$13,017	$8,742	$15,757	$7,758	$7,923	$1,892	$7	$55,096
Provision for (reversal of) credit losses	147	800	296	(1,059)	14,467	(459)	259	14,451
Recoveries	11	—	36	4	536	19	3	609
Charge-offs	(2)	—	(120)	—	(9,814)	—	(262)	(10,198)

Balance at end of period	$13,173	$9,542	$15,969	$6,703	$13,112	$1,452	$7	$59,958

	For the Year Ended December 31, 2023
	One-to-Four Family	Multifamily	Commercial Real Estate	Construction	Commercial Business	Home Equity Loans and Advances	Other Consumer Loans	Total
	(In thousands)
Balance at beginning of period	$11,802	$7,877	$18,111	$6,425	$6,897	$1,681	$10	$52,803
Provision for (reversal of) credit losses	1,783	865	(2,225)	1,333	2,765	160	106	4,787
Recoveries	17	—	21	—	879	77	6	1,000
Charge-offs	(585)	—	(150)	—	(2,618)	(26)	(115)	(3,494)

Balance at end of period	$13,017	$8,742	$15,757	$7,758	$7,923	$1,892	$7	$55,096

The following tables present individually analyzed loans by segment, excluding PCD loans, at December 31, 2025 and 2024:

	At December 31, 2025
	Recorded Investment	Unpaid Principal Balance	Specific Allowance
	(In thousands)
With no allowance recorded:
Real estate loans:
One-to-four family	$10,988	$10,992	$—
Multifamily	300	300	—
Commercial real estate	5,492	5,618	—
Construction	5,923	5,975	—
Commercial business loans	13,658	21,112	—
Consumer loans:
Home equity loans and advances	1,262	1,262	—

	37,623	45,259	—

With a specific allowance recorded:

	—	—	—

Total:
Real estate loans:
One-to-four family	10,988	10,992	—
Multifamily	300	300	—
Commercial real estate	5,492	5,618	—
Construction	5,923	5,975	—
Commercial business loans	13,658	21,112	—
Consumer loans:
Home equity loans and advances	1,262	1,262	—

Total loans	$37,623	$45,259	$—

	At December 31, 2024
	Recorded Investment	Unpaid Principal Balance	Specific Allowance
	(In thousands)
With no allowance recorded:
Real estate loans:
One-to-four family	$9,167	$9,216	$—
Multifamily	5,743	5,743	—
Commercial real estate	7,517	8,089	—
Commercial business loans	15,184	19,553	—
Consumer loans:
Home equity loans and advances	331	331	—

	37,942	42,932	—

With a specific allowance recorded:

	—	—	—

Total:
Real estate loans:
One-to-four family	9,167	9,216	—
Multifamily	5,743	5,743	—
Commercial real estate	7,517	8,089	—
Commercial business loans	15,184	19,553	—
Consumer loans:
Home equity loans and advances	331	331	—

Total loans	$37,942	$42,932	$—

The following table presents interest income
recognized
for individually analyzed loans by loan segment, excluding PCD loans, for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025		2024		2023
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
Real estate loans:
One-to-four family	$10,439	$6	$4,515	$16	$4,328	$196
Multifamily	2,024	—	2,383	1	420	19
Commercial real estate	6,445	57	9,818	204	16,234	694
Construction	4,734	—	—	—	—	—
Commercial business loans	10,924	36	11,761	100	6,134	331
Consumer loans:
Home equity loans and advances	735	2	245	3	646	42

Totals	$35,301	$101	$28,722	$324	$27,762	$1,282

Management prepares an analysis each quarter that categorizes the entire loan portfolio by certain risk characteristics such as loan type (residential mortgage, commercial mortgage, construction, commercial business, etc.) and loan risk rating. The categorization of loans into risk categories is based upon relevant information about the borrower’s ability to service their debt.
The Company utilizes a risk rating system to summarize its loan portfolio into categories with similar risk characteristics. Loans deemed to be “acceptable quality” are rated 1 through 4w, with a rating established for loans with minimal risk. Loans rated 4w are watch loans, which may have a potential concern that warrants increased oversight and tracking by management. We enhanced our level of scrutiny and focus regarding documentation related to credit risk rating benchmark guidelines that pertain to debt-service coverage ratios, LTV ratios, borrower strength, asset quality, and funded cash reserves. Other factors such as guarantees, market strength and remaining loan term and borrower equity are also reviewed and are factored into determining the credit risk rating assigned to each loan. Loans that are deemed to be of “questionable quality” are rated 5 (Special Mention) or 6 (Substandard). Loans with adverse classifications are rated 7 (Doubtful) or 8 (Loss). The risk ratings are also confirmed through periodic loan review examinations which are currently performed by both an independent third-party and the Company’s credit risk review department. Results from examinations are presented to the Audit Committee of the Board of Directors.

The following table summarizes the Company’s loans by year of origination and internally assigned credit risk rating, excluding PCD loans, at December 31, 2025 and 2024:

	Loans by Year of Origination at December 31, 2025
	2025	2024	2023	2022	2021	Prior	Revolving Loans	Revolving Loans to Term Loans	Total
	(In thousands)
One-to-Four Family
Pass	$93,590	$104,411	$148,597	$705,476	$687,522	$807,680	$—	$—	$2,547,276
Special mention	—	—	—	—	—	—	—	—	—
Substandard	—	1,099	1,841	3,024	805	4,207	—	—	10,976

Total One-to-Four Family	93,590	105,510	150,438	708,500	688,327	811,887	—	—	2,558,252

Gross charge-offs	—	—	—	—	—	—	—	—	—

Multifamily
Pass	233,695	32,267	135,839	345,763	316,250	562,566	—	—	1,626,380
Special mention	—	—	—	—	40,638	—	—	—	40,638
Substandard	—	—	—	10,595	—	—	—	—	10,595

Total Multifamily	233,695	32,267	135,839	356,358	356,888	562,566	—	—	1,677,613

Gross charge-offs	—	—	—	—	—	—	—	—	—

Commercial Real Estate
Pass	410,896	113,417	173,838	459,278	357,327	923,667	—	—	2,438,423
Special mention	—	—	—	7,007	—	9,222	—	—	16,229
Substandard	3,692	—	350	12,258	1,486	40,822	—	—	58,608

Total Commercial Real Estate	414,588	113,417	174,188	478,543	358,813	973,711	—	—	2,513,260

Gross charge-offs	—	—	—	77	42	—	—	—	119

Construction
Pass	128,667	118,823	146,996	67,146	—	—	—	—	461,632
Special mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	1,883	5,923	—	—	—	—	7,806

Total Construction	128,667	118,823	148,879	73,069	—	—	—	—	469,438

Gross charge-offs	$—	$—	$—	$53	$—	$—	$—	$—	$53

	Loans by Year of Origination at December 31, 2025
	2025	2024	2023	2022	2021	Prior	Revolving Loans	Revolving Loans to Term Loans	Total
	(In thousands)
Commercial Business
Pass	$111,377	$142,106	$86,839	$58,117	$24,846	$41,814	$266,563	$—	$731,662
Special mention	—	—	—	—	—	44	100	—	144
Substandard	1,512	1,662	1,263	2,106	582	7,130	20,731	—	34,986
Doubtful	—	—	—	—	—	—	—	—	—

Total Commercial Business	112,889	143,768	88,102	60,223	25,428	48,988	287,394	—	766,792

Gross charge-offs	295	634	926	2,097	753	2,182	—	—	6,887

Home Equity Loans and Advances
Pass	19,850	13,049	11,818	15,368	13,334	71,446	37,417	71,582	253,864
Special mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	49	248	—	597	368	—	1,262

Total Home Equity Loans and Advances	19,850	13,049	11,867	15,616	13,334	72,043	37,785	71,582	255,126

Gross charge-offs	—	—	—	—	—	—	—	—	—

Other Consumer Loans
Pass	2,381	37	49	24	—	50	354	—	2,895
Special mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—

Total Other Consumer Loans	2,381	37	49	24	—	50	354	—	2,895

Gross charge-offs	1	13	58	40	43	10	—	—	165

Total Loans	1,005,660	526,871	709,362	1,692,333	1,442,790	2,469,245	325,533	71,582	8,243,376

Total gross charge-offs	$296	$647	$984	$2,267	$838	$2,192	$—	$—	$7,224

	Loans by Year of Origination at December 31, 2024
	2024	2023	2022	2021	2020	Prior	Revolving Loans	Revolving Loans to Term Loans	Total
	(In thousands)
One-to-Four Family
Pass	$112,748	$154,862	$755,791	$745,505	$250,819	$681,085	$—	$—	$2,700,810
Special mention	—	—	—	—	—	—	—	—	—
Substandard	—	1,399	2,115	1,623	598	4,392	—	—	10,127

Total One-to-Four family	112,748	156,261	757,906	747,128	251,417	685,477	—	—	2,710,937

Gross charge-offs	—	—	—	—	—	2	—	—	2

Multifamily
Pass	35,835	131,728	320,011	338,781	169,959	446,956	—	—	1,443,270
Special mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	5,743	9,272	—	2,356	—	—	17,371

Total Multifamily	35,835	131,728	325,754	348,053	169,959	449,312	—	—	1,460,641

Gross charge-offs	—	—	—	—	—	—	—	—	—

Commercial Real Estate
Pass	122,219	189,692	454,357	370,684	153,058	920,255	—	—	2,210,265
Special mention	—	—	994	—	2,776	33,737	—	—	37,507
Substandard	—	—	14,938	993	3,696	72,484	—	—	92,111

Total Commercial Real Estate	122,219	189,692	470,289	371,677	159,530	1,026,476	—	—	2,339,883

Gross charge-offs	—	—	—	—	—	120	—	—	120

Construction
Pass	64,631	163,466	198,938	35,443	—	—	—	—	462,478
Special mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	11,095	—	—	—	—	—	11,095

Total Construction	64,631	163,466	210,033	35,443	—	—	—	—	473,573

Gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Loans by Year of Origination at December 31, 2024
	2024	2023	2022	2021	2020	Prior	Revolving Loans	Revolving Loans to Term Loans	Total
	(In thousands)
Commercial Business
Pass	$105,272	$57,038	$50,164	$28,995	$22,253	$38,997	$281,289	$—	$584,008
Special mention	—	—	108	—	294	106	2,371	—	2,879
Substandard	—	183	1,366	486	1,100	6,319	25,659	—	35,113

Total Commercial Business	105,272	57,221	51,638	29,481	23,647	45,422	309,319	—	622,000

Gross charge-offs	—	—	167	195	—	3,760	5,692	—	9,814

Home Equity Loans and Advances
Pass	14,999	15,169	17,655	15,674	8,974	76,210	41,098	68,899	258,678
Special mention	—	—	—	—	—	—	—	—	—
Substandard	—	50	—	—	—	219	62	—	331

Total Home Equity Loans and Advances	14,999	15,219	17,655	15,674	8,974	76,429	41,160	68,899	259,009

Gross charge-offs	—	—	—	—	—	—	—	—	—

Other Consumer Loans
Pass	2,859	85	85	8	—	63	304	—	3,404
Special mention	—	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—	—

Total Other Consumer Loans	2,859	85	85	8	—	63	304	—	3,404

Gross charge-offs	—	74	121	65	—	2	—	—	262

Total Loans	458,563	713,672	1,833,360	1,547,464	613,527	2,283,179	350,783	68,899	7,869,447

Total gross charge-offs	$—	$74	$288	$260	$—	$3,884	$5,692	$—	$10,198

Northfield Bancorp, Inc. [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans Receivable and Allowance for Credit Losses
(5)	Loans
The following table summarizes the Company’s loans
held-for-investment,
net, (in thousands):

	December 31,
	2025	2024
Real estate loans:
Multifamily	$2,361,365	$2,597,484
Commercial mortgage	911,390	889,801
One-to-four family residential mortgage	165,100	150,217
Home equity and lines of credit	198,557	174,062
Construction and land	44,522	35,897

Total real estate loans	3,680,934	3,847,461

Commercial and industrial loans	166,167	163,425
Other loans	1,409	2,165

Total commercial and industrial and other loans	167,576	165,590

Loans held-for-investment, net (excluding PCD)	3,848,510	4,013,051
PCD	8,263	9,173

Total loans held-for-investment, net	3,856,773	4,022,224
Allowance for credit losses	(38,144)	(35,183)

Net loans held-for-investment	$3,818,629	$3,987,041

The Company had loans
held-for-sale
of $0 and $4.9 million at December 31, 2025 and December 31, 2024, respectively.
In addition to originating loans, the Company may acquire loans through portfolio purchases or acquisitions of other companies. Purchased loans that have evidence of more than insignificant credit deterioration since origination are deemed PCD loans. For PCD loans, each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. PCD loans totaled $8.3 million at December 31, 2025, as compared to $9.2 million at December 31, 2024. The majority of the PCD loan balances were acquired as part of an FDIC-assisted transaction. At December 31, 2025, PCD loans consisted of approximately 10%
one-to-four
family residential loans, 21% commercial real estate loans, 58% commercial and industrial loans, and 11% in home equity loans. At December 31, 2024, PCD loans consisted of approximately 9%
one-to-four
family residential loans, 25% commercial real estate loans, 55% commercial and industrial loans, and 11% in home equity loans.
Credit Quality Indicators
The Company monitors the credit quality of its loan portfolio on a regular basis. Credit quality is monitored by reviewing certain credit quality indicators. Management has determined that loan-to-value
(“LTV”) ratios (at period end) and internally assigned credit risk ratings by loan type are the key credit quality indicators that best measure the credit quality of the Company’s loan receivables. LTV ratios used by management in monitoring credit quality are based on current period loan balances and original appraised values at the time of origination (unless a current appraisal has been obtained as a result of the loan being deemed impaired).
The Company maintains a credit risk rating system as part of the risk assessment of its loan portfolio. The Company’s lending officers are required to assign a credit risk rating to each loan in their portfolio at origination. This risk rating is reviewed periodically and adjusted if necessary. Monthly, management presents monitored assets to the Loan Committee of the Board of Directors. In addition, the Company engages a third-party independent loan reviewer that performs semi-annual reviews of a sample of loans, validating the credit risk ratings assigned to such loans. The credit risk ratings play an important role in the establishment of the provision for credit losses on loans and the allowance for credit losses for loans held-for-investment.
After determining the loss factor for each portfolio segment held-for-investment,
the collectively evaluated for impairment balance of the
held-for-investment
portfolio is multiplied by the collectively evaluated for impairment loss factor for the respective portfolio segment in order to determine the allowance for loans collectively evaluated for impairment.

When assigning a credit risk rating to a loan, management utilizes the Bank’s internal nine-point credit risk rating system.

1.	Strong

2.	Good

3.	Acceptable

4.	Adequate

5.	Watch

6.	Special Mention

7.	Substandard

8.	Doubtful

9.	Loss
Loans rated 1 to 5 are considered pass ratings. An asset is classified substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard assets have well defined weaknesses based on objective evidence, and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Assets classified as doubtful have all of the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses present make collection or liquidation in full highly questionable and improbable based on current circumstances. Assets classified as loss are those considered uncollectible and of such little value that their continuance as assets is not warranted. Assets which do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses, are required to be designated special mention.

The following tables presents the Company’s loans
held-for-investment
and current period gross charge-offs, excluding PCD loans, by loan class, credit risk ratings and year of origination, at December 31, 2025, and December 31, 2024, (in thousands):

	December 31, 2025
	2025	2024	2023	2022	2021	Prior	Revolving Loans	Total
Real Estate:
Multifamily
Pass	$102,597	$4,818	$84,164	$561,040	$600,369	$990,193	$284	$2,343,465
Special mention	—	—	—	—	1,166	6,325	—	7,491
Substandard	—	—	—	—	—	10,409	—	10,409

Total multifamily	102,597	4,818	84,164	561,040	601,535	1,006,927	284	2,361,365
Commercial mortgage
Pass	92,786	61,761	85,492	183,083	135,579	326,204	2,346	887,251
Special mention	—	—	—	—	—	8,064	—	8,064
Substandard	—	—	—	6,525	—	9,265	285	16,075

Total commercial mortgage	92,786	61,761	85,492	189,608	135,579	343,533	2,631	911,390

One-to-four family residential
Pass	20,730	16,026	13,439	20,964	11,407	80,563	640	163,769
Substandard	—	—	—	—	—	1,331	—	1,331

Total one-to-four family residential	20,730	16,026	13,439	20,964	11,407	81,894	640	165,100

Home equity and lines of credit
Pass	14,828	12,458	15,300	27,309	10,564	19,831	95,525	195,815
Special mention	—	—	—	64	—	—	—	64
Substandard	104	—	438	1,419	543	174	—	2,678

Total home equity and lines of credit	14,932	12,458	15,738	28,792	11,107	20,005	95,525	198,557

Construction and land
Pass	20,120	1,375	9,409	8,051	—	5,567	—	44,522

Total construction and land	20,120	1,375	9,409	8,051	—	5,567	—	44,522

Total real estate loans	251,165	96,438	208,242	808,455	759,628	1,457,926	99,080	3,680,934

Commercial and industrial
Pass	9,971	12,546	12,222	15,355	9,791	5,887	87,829	153,601
Special mention	—	—	555	—	—	—	2,384	2,939
Substandard	—	2,520	3,152	882	1,447	369	1,257	9,627

Total commercial and industrial	9,971	15,066	15,929	16,237	11,238	6,256	91,470	166,167

Current-period gross charge-offs	—	67	855	2,371	1,112	935	—	5,340

Other
Pass	1,365	—	—	—	—	15	26	1,406
Substandard	—	—	—	—	—	3	—	3

Total other	1,365	—	—	—	—	18	26	1,409

Total loans held-for-investment	$262,501	$111,504	$224,171	$824,692	$770,866	$1,464,200	$190,576	$3,848,510

Total current-period gross charge-offs (1)	$—	$67	$855	$2,371	$1,112	$935	$—	$5,340

(1)	Excludes $343,000 of current period gross charge-offs of PCD loans.

	December 31, 2024
	2024	2023	2022	2021	2020	Prior	Revolving Loans	Total
Real Estate:
Multifamily
Pass	$4,881	$86,169	$594,887	$628,886	$449,955	$819,582	$493	$2,584,853
Special mention	—	—	—	1,197	1,131	1,445	—	3,773
Substandard	—	—	—	—	—	8,858	—	8,858

Total multifamily	4,881	86,169	594,887	630,083	451,086	829,885	493	2,597,484

Current-period gross charge-offs	—	—	—	—	—	136	—	136

Commercial mortgage
Pass	63,034	87,164	195,575	149,231	61,214	309,280	1,200	866,698
Special mention	—	—	—	—	2,701	9,297	—	11,998
Substandard	—	—	—	—	—	10,812	293	11,105

Total commercial mortgage	63,034	87,164	195,575	149,231	63,915	329,389	1,493	889,801

One-to-four family residential
Pass	8,929	6,597	23,452	11,728	6,547	91,404	920	149,577
Substandard	—	—	—	—	—	640	—	640

Total one-to-four family residential	8,929	6,597	23,452	11,728	6,547	92,044	920	150,217

Home equity and lines of credit
Pass	15,231	19,647	31,378	12,209	6,499	16,966	70,453	172,383
Special mention	—	—	68	—	—	—	—	68
Substandard	—	—	1,008	421	23	159	—	1,611

Total home equity and lines of credit	15,231	19,647	32,454	12,630	6,522	17,125	70,453	174,062

Construction and land
Pass	3,532	11,254	2,281	625	13,570	4,635	—	35,897

Total construction and land	3,532	11,254	2,281	625	13,570	4,635	—	35,897

Total real estate loans	95,607	210,831	848,649	804,297	541,640	1,273,078	73,359	3,847,461

Commercial and industrial
Pass	15,733	14,768	19,043	13,539	2,977	6,680	82,552	155,292
Special mention	—	770	264	168	—	—	—	1,202
Substandard	2,494	733	1,217	1,280	72	131	1,004	6,931

Total commercial and industrial	18,227	16,271	20,524	14,987	3,049	6,811	83,556	163,425

Current-period gross charge-offs	—	387	3,249	2,966	73	198	—	6,873

Other
Pass	2,096	—	—	—	—	11	53	2,160
Substandard	—	—	—	—	—	5	—	5

Total other	2,096	—	—	—	—	16	53	2,165

Total loans held-for-investment	$115,930	$227,102	$869,173	$819,284	$544,689	$1,279,905	$156,968	$4,013,051

Total current-period gross charge-offs	$—	$387	$3,249	$2,966	$73	$334	$—	$7,009

Past Due and
Non-Accrual
Loans
Included in loans receivable
held-for-investment
are loans for which the accrual of interest income has been discontinued due to deterioration in the financial condition of the borrowers. The recorded investment of these non-accrual
loans was $15.2 million and $14.3 million at December 31, 2025, and December 31, 2024, respectively. Generally, originated loans are placed on non-accrual
status when they become 90 days or more delinquent, or sooner if considered appropriate by management, and remain on non-accrual
status until they are brought current, have six consecutive months of performance under the loan terms, and factors indicating reasonable doubt about the timely collection of payments no longer exist. Therefore, loans may be current in accordance with their loan terms, or may be less than 90 days delinquent and still be on a non-accruing
status.
When an individual loan no longer demonstrates the similar credit risk characteristics as other loans within its current segment, the Company evaluates each for expected credit losses on an individual basis. All non-accrual
loans $500,000 and above and all loans designated as TDRs prior to adoption of ASU
2022-02
are individually evaluated. The
non-accrual
amounts included in loans individually evaluated for impairment were $8.8 million and $9.6 million at December 31, 2025, and December 31, 2024, respectively. Loans on non-accrual
status with principal balances less than $500,000, and therefore not meeting the Company’s definition of an individually evaluated loan, amounted to $6.4 million at December 31, 2025, and $4.7 million at December 31, 2024. Loans past due 90 days or more and still accruing interest were $925,000 and $1.2 million at December 31, 2025, and December 31, 2024, respectively, and consisted of loans that are well-secured and in the process of collection.
The following tables set forth the detail, and delinquency status, of non-performing
loans
(non-accrual
loans and loans past due 90 days or more and still accruing), net of deferred fees and costs, at December 31, 2025, and December 31, 2024, excluding PCD loans (in thousands):

	December 31, 2025
	Total Non-Performing Loans
	Non-Accruing Loans
	Current	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non-Performing Loans
Loans held-for-investment:
Real estate loans:
Multifamily
Substandard	$2,266	$—	$1,422	$3,688	$—	$3,688

Total multifamily	2,266	—	1,422	3,688	—	3,688

Commercial mortgage
Substandard	61	188	4,763	5,012	51	5,063

Total commercial mortgage	61	188	4,763	5,012	51	5,063

One-to-four family residential
Pass	—	—	—	—	—	—
Substandard	—	—	—	—	863	863

Total one-to-four family residential	—	—	—	—	863	863

Home equity and lines of credit
Pass	—	—	—	—	7	7
Substandard	—	100	1,678	1,778	—	1,778

Total home equity and lines of credit	—	100	1,678	1,778	7	1,785

Total real estate	2,327	288	7,863	10,478	921	11,399

Commercial and industrial loans
Substandard	2,746	122	1,864	4,732	—	4,732

Total commercial and industrial loans	2,746	122	1,864	4,732	—	4,732

Other loans
Substandard	—	—	—	—	4	4

Total other	—	—	—	—	4	4

Total non-performing loans	$5,073	$410	$9,727	$15,210	$925	$16,135

At December 31, 2025, the Company did not have any
non-accrual
loans
held-for-sale,
which are not included in the above table.

	December 31, 2024
	Total Non-Performing Loans
	Non-Accruing Loans
	Current	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non-Performing Loans
Loans held-for-investment:
Real estate loans:
Multifamily
Substandard	$1,727	$—	$882	$2,609	$164	$2,773

Total multifamily	1,727	—	882	2,609	164	2,773

Commercial mortgage
Substandard	58	142	4,378	4,578	—	4,578

Total commercial mortgage	58	142	4,378	4,578	—	4,578

One-to-four family residential
Pass	—	—	—	—	748	748
Substandard	—	—	—	—	134	134

Total one-to-four family residential	—	—	—	—	882	882

Home equity and lines of credit
Substandard	19	44	1,207	1,270	140	1,410

Total home equity and lines of credit	19	44	1,207	1,270	140	1,410

Total real estate	1,804	186	6,467	8,457	1,186	9,643

Commercial and industrial loans
Substandard	2,658	247	2,902	5,807	—	5,807

Total commercial and industrial loans	2,658	247	2,902	5,807	—	5,807

Total non-performing loans	$4,462	$433	$9,369	$14,264	$1,186	$15,450

At December 31, 2024, the Company had
non-accrual
loans
held-for-sale
of $4.9 million, which are not included in the above table.

The following tables set forth the detail and delinquency status of loans held-for-investment,
excluding PCD loans, net of deferred fees and costs, at December 31, 2025 and December 31, 2024 (in thousands):

	December 31, 2025
	Past Due Loans
	30-89 Days Past Due	90 Days or More Past Due	90 Days or More Past Due and Accruing	Total Past Due	Current	Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Multifamily
Pass	$471	$—	$—	$471	$2,342,994	$2,343,465
Special mention	—	—	—	—	7,491	7,491
Substandard	—	1,422	—	1,422	8,987	10,409

Total multifamily	471	1,422	—	1,893	2,359,472	2,361,365

Commercial mortgage
Pass	—	—	—	—	887,251	887,251
Special mention	—	—	—	—	8,064	8,064
Substandard	7,172	4,763	51	11,986	4,089	16,075

Total commercial mortgage	7,172	4,763	51	11,986	899,404	911,390

One-to-four family residential
Pass	1,076	—	—	1,076	162,693	163,769
Substandard	48	—	863	911	420	1,331

Total one-to-four family residential	1,124	—	863	1,987	163,113	165,100

Home equity and lines of credit
Pass	757	—	7	764	195,051	195,815
Special mention	—	—	—	—	64	64
Substandard	452	1,678	—	2,130	548	2,678

Total home equity and lines of credit	1,209	1,678	7	2,894	195,663	198,557

Construction and land
Pass	—	—	—	—	44,522	44,522

Total construction and land	—	—	—	—	44,522	44,522

Total real estate	9,976	7,863	921	18,760	3,662,174	3,680,934

Commercial and industrial
Pass	459	—	—	459	153,142	153,601
Special mention	898	—	—	898	2,041	2,939
Substandard	501	1,864	—	2,365	7,262	9,627

Total commercial and industrial	1,858	1,864	—	3,722	162,445	166,167

Other loans
Pass	—	—	4	4	1,402	1,406
Substandard	—	—	—	—	3	3

Total other loans	—	—	4	4	1,405	1,409

Total loans held-for-investment	$11,834	$9,727	$925	$22,486	$3,826,024	$3,848,510

	December 31, 2024
	Past Due Loans
	30-89 Days Past Due	90 Days or More Past Due	90 Days or More Past Due and Accruing	Total Past Due	Current	Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Multifamily
Pass	$2,381	$—	$—	$2,381	$2,582,472	$2,584,853
Special mention	—	—	—	—	3,773	3,773
Substandard	450	882	164	1,496	7,362	8,858

Total multifamily	2,831	882	164	3,877	2,593,607	2,597,484

Commercial mortgage
Pass	25	—	—	25	866,673	866,698
Special mention	—	—	—	—	11,998	11,998
Substandard	195	4,378	—	4,573	6,532	11,105

Total commercial mortgage	220	4,378	—	4,598	885,203	889,801

One-to-four family residential
Pass	2,406	—	748	3,154	146,423	149,577
Substandard	—	—	134	134	506	640

Total one-to-four family residential	2,406	—	882	3,288	146,929	150,217

Home equity and lines of credit
Pass	1,473	—	—	1,473	170,910	172,383
Special mention	—	—	—	—	68	68
Substandard	44	1,207	140	1,391	220	1,611

Total home equity and lines of credit	1,517	1,207	140	2,864	171,198	174,062

Construction and land
Pass	—	—	—	—	35,897	35,897

Total construction and land	—	—	—	—	35,897	35,897

Total real estate	6,974	6,467	1,186	14,627	3,832,834	3,847,461

Commercial and industrial
Pass	1,648	—	—	1,648	153,644	155,292
Special mention	432	—	—	432	770	1,202
Substandard	711	2,902	—	3,613	3,318	6,931

Total commercial and industrial	2,791	2,902	—	5,693	157,732	163,425

Other loans
Pass	3	—	—	3	2,157	2,160
Substandard	—	—	—	—	5	5

Total other loans	3	—	—	3	2,162	2,165

Total loans held-for-investment	$9,768	$9,369	$1,186	$20,323	$3,992,728	$4,013,051

The following tables summarize information on
non-accrual
loans, excluding PCD loans, at December 31, 2025 and December 31, 2024 (in thousands):

	December 31, 2025
	Recorded Investment	Unpaid Principal Balance	With No Related Allowance
Real estate loans:
Multifamily	$3,688	$4,101	$1,681
Commercial mortgage	5,012	5,445	1,256
Home equity and lines of credit	1,778	2,027	—
Commercial and industrial	4,732	15,854	880

Total non-accrual loans	$15,210	$27,427	$3,817

	December 31, 2024
	Recorded Investment	Unpaid Principal Balance	With No Related Allowance
Real estate loans:
Multifamily	$2,609	$3,023	$1,727
Commercial mortgage	4,578	5,011	3,806
Home equity and lines of credit	1,270	1,519	—
Commercial and industrial	5,807	14,693	1,534

Total non-accrual loans	$14,264	$24,246	$7,067

The following table summarizes interest income on
non-accrual
loans, excluding PCD loans, during the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Real estate loans:
Multifamily	$181	$146
Commercial mortgage	97	150
Home equity and lines of credit	46	36
Commercial and industrial	338	421

Total interest income on non-accrual loans	$662	$753

Collateral-Dependent Loans
Loans for which the borrower is experiencing financial difficulty and repayment is expected to be provided substantially through the operation or sale of the collateral are considered to be collateral-dependent loans. Collateral can have a significant financial effect in mitigating exposure to credit risk and, where there is sufficient collateral, an allowance for credit losses is not recognized or is minimal. For collateral-dependent loans, the allowance for credit losses is individually assessed based on the fair value of the collateral less estimated costs of sale. The Company’s collateral-dependent loans are secured by real estate, inventory and equipment. Collateral values are generally based on appraisals, which are adjusted for changes in market indices. As of December 31, 2025 and December 31, 2024, the Company had $8.4 million and $8.7 million of collateral-dependent impaired loans, respectively. The collateral-dependent loans at December 31, 2025 consisted of $4.9 million of commercial real estate loans, $1.7 million of multifamily loans, and $965,000 of one-to-four
family residential loans, and $839,000 of commercial and industrial loans. The collateral-dependent loans at December 31, 2024 consisted of $5.2 million of commercial real estate loans, $1.7 million of multifamily loans, $1.5 million of commercial and industrial loans, and $264,000 of one-to-four
family residential loans. For the years ended December 31, 2025 and 2024, there were no significant deterioration or changes in the collateral securing these loans.

Loan Modifications Made to Borrowers Experiencing Financial Difficulty
The Company has modified, and may modify in the future, certain loans to borrowers experiencing financial difficulty. These modifications may include a reduction in interest rate, an extension in term, principal forgiveness and/or other than insignificant payment delay.
The following tables present the amortized cost basis at December 31, 2025 and 2024 of loan modifications made to borrowers experiencing financial difficulty that were modified during the years ended December 31, 2025 and 2024 by class and by type of modification (dollars in thousands):

	Year Ended December 31, 2025
	Payment Delay	Payment Delay and Interest Rate Reduction	Payment Delay, Term Extension, and Interest Rate Reduction	Total	Percentage of Total Class of Financing Receivable
Commercial mortgage	$1,728	$—	$—	$1,728	0.19%
Commercial and industrial	175	203	2,851	3,229	1.94%

Total loans	$1,903	$203	$2,851	$4,957

	Year Ended December 31, 2024
	Principal Forgiveness, Interest Rate Reduction and Term Extension	Payment Delay	Term Extension	Interest Rate Reduction	Payment Delay, Term Extension, and Interest Rate Reduction	Total	Percentage of Total Class of Financing Receivable
Commercial mortgage	$—	$—	$380	$—	$293	$673	0.08%
Home equity and lines of credit	—	—	—	201	—	201	0.12%
Commercial and industrial	2,494	446	—	—	137	3,077	1.88%

Total loans	$2,494	$446	$380	$201	$430	$3,951

The following table presents the financial effect of loan modifications made to borrowers experiencing financial difficulty during the years ended December 31, 2025 and 2024 (in thousands):

	Weighted- Average Term Extension (in months)	Weighted- Average Interest Rate Reduction
Year Ended December 31, 2025
Commercial and industrial	36	1.80%

Year Ended December 31, 2024
Commercial mortgage	60	3.00%
Home equity and lines of credit	—	3.50%
Commercial and industrial	35	3.87%

There were no commitments to lend additional funds to borrowers experiencing financial difficulty whose terms have been restructured at December 31, 2025.
For modified loans, a subsequent payment default is defined in terms of delinquency, when a principal or interest payment is 90 days past due or classified into non-accrual
status during the reporting period. During the preceding twelve months, there was one commercial and industrial loan with a balance of approximately $227,000, at December 2024, that subsequently defaulted and was charged-off
in full during the year ended December 31, 2025.

The Company closely monitors the performance of loans that are modified to borrowers experiencing financial difficulty to understand the effectiveness of the modification efforts. The following tables present the aging analysis of loan modifications made to borrowers experiencing financial difficulty during the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31, 2025
	Current	30-89 Days Past Due	90 Days or More Past Due	Non-Accrual	Total
Commercial mortgage	$3,054	$—	$—	$—	$3,054
Commercial and industrial	1,728	—	—	175	1,903

Total loans	$4,782	$—	$—	$175	$4,957

	Year Ended December 31, 2024
	Current	30-89 Days Past Due	90 Days or More Past Due	Non-Accrual	Total
Commercial mortgage	$673	$—	$—	$—	$673
Home equity and lines of credit	201	—	—	—	201
Commercial and industrial	219	137	—	2,721	3,077

Total loans	$1,093	$137	$—	$2,721	$3,951